                       [GREENBERG TRAURIG, LLP LETTERHEAD]

John C. Kirkland
Tel. 310.586.7786
Fax 310.586.0286
KirklandJ@gtlaw.com

September 28, 2005

BY EDGAR

Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:   Hythiam, Inc.
      CIK: 000112353
      Amendment No. 1 to Form S-3
      File No. 333-128544

Ladies and Gentlemen:

We are transmitting herewith a pre-effective amendment no. 1 to Form S-3 registration statement, for filing on behalf of our client Hythiam, Inc. (the "Company"), relating to the shelf registration of additional shares of common stock of the Company pursuant to Rule 429.

Please feel free to contact me by e-mail at KirklandJ@gtlaw.com or by telephone at 310.586.7786 or with any questions or to discuss this matter.

Sincerely,

/s/ JOHN C. KIRKLAND

John C. Kirkland
JCK: mb